UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08012

Government Obligations Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Government Obligations Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS

Mortgage Pass-Throughs — 140.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with various maturities to 2011	$5	$5,117
6.00%, with various maturities to 2026	1,819	1,855,458
6.25%, with maturity at 2008	3	2,553
6.50%, with various maturities to 2024	32,755	33,958,988
6.87%, with maturity at 2024	755	792,131
7.00%, with various maturities to 2026	24,463	25,689,023
7.09%, with maturity at 2023	2,288	2,416,384
7.25%, with maturity at 2022	3,170	3,360,594
7.31%, with maturity at 2027	774	820,878
7.50%, with various maturities to 2028	12,715	13,548,416
7.63%, with maturity at 2019	1,391	1,484,728
7.75%, with various maturities to 2018	103	108,930
7.78%, with maturity at 2022	343	368,783
7.85%, with maturity at 2020	1,024	1,101,130
8.00%, with various maturities to 2028	45,785	48,893,896
8.13%, with maturity at 2019	2,117	2,289,548
8.15%, with various maturities to 2021	716	762,246
8.25%, with various maturities to 2017	1,145	1,190,046
8.50%, with various maturities to 2027	19,947	21,633,581
8.75%, with various maturities to 2016	765	786,485
9.00%, with various maturities to 2032	38,761	42,876,555
9.25%, with various maturities to 2017	1,745	1,846,542
9.50%, with various maturities to 2026	9,124	10,125,039
9.75%, with various maturities to 2018	600	630,751
10.00%, with various maturities to 2025	10,079	11,380,500
10.50%, with various maturities to 2021	5,938	6,802,545
10.75%, with maturity at 2011	211	225,862
11.00%, with various maturities to 2021	8,850	10,123,490
11.25%, with maturity at 2014	177	195,203
11.50%, with various maturities to 2019	4,450	5,062,483
11.75%, with maturity at 2011	148	163,186
12.00%, with various maturities to 2019	1,745	2,027,864
12.25%, with various maturities to 2019	196	222,768
12.50%, with various maturities to 2019	3,685	4,232,274
12.75%, with various maturities to 2015	50	58,427
13.00%, with various maturities to 2019	548	641,327
13.25%, with various maturities to 2019	74	86,084
13.50%, with various maturities to 2019	995	1,150,327
14.00%, with various maturities to 2016	207	241,570
14.50%, with various maturities to 2014	25	30,871
14.75%, with maturity at 2010	58	64,705
15.00%, with various maturities to 2013	458	545,348
15.25%, with maturity at 2012	28	34,743
15.50%, with maturity at 2011	8	9,453
16.00%, with maturity at 2012	35	42,207
16.25%, with various maturities to 2012	19	22,976
		$259,912,015
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$5	$4,996
3.872%, with maturity at 2033(1)	10,072	10,124,310
3.926%, with various maturities to 2035(1)	154,947	155,766,583
3.953%, with maturity at 2035(1)	4,751	4,776,513

Security	Principal Amount (000's omitted)	Value
3.997%, with maturity at 2020(1)	$10,330	$10,410,831
4.007%, with various maturities to 2026(1)	7,989	8,092,648
4.021%, with maturity at 2022(1)	5,349	5,425,529
4.128%, with maturity at 2036(1)	4,937	4,971,685
4.403%, with maturity at 2036(1)	2,007	2,021,239
5.50%, with maturity at 2014(2)	23,662	23,861,605
6.00%, with various maturities to 2024	1,199	1,221,122
6.50%, with various maturities to 2026(2)	112,397	116,361,963
7.00%, with various maturities to 2029	58,100	60,937,714
7.25%, with various maturities to 2023	256	265,047
7.50%, with various maturities to 2029	31,827	33,699,604
7.75%, with maturity at 2008	45	45,531
7.875%, with maturity at 2021	2,013	2,170,323
7.979%, with maturity at 2030	187	200,805
8.00%, with various maturities to 2027	39,484	42,376,883
8.25%, with various maturities to 2025	1,763	1,869,658
8.33%, with maturity at 2020	2,192	2,385,698
8.50%, with various maturities to 2027	16,127	17,405,647
8.679%, with maturity at 2021	731	797,133
8.75%, with various maturities to 2017	977	1,013,920
8.91%, with maturity at 2010	272	285,794
9.00%, with various maturities to 2030	6,746	7,286,743
9.125%, with maturity at 2011	161	170,384
9.25%, with various maturities to 2016	328	344,891
9.50%, with various maturities to 2030	8,467	9,332,324
9.75%, with maturity at 2019	58	65,156
9.851%, with maturity at 2021	271	305,839
9.892%, with maturity at 2025	183	205,447
10.00%, with various maturities to 2027	7,921	8,902,516
10.151%, with maturity at 2021	204	233,616
10.153%, with maturity at 2023	340	388,761
10.388%, with maturity at 2020	300	335,153
10.406%, with maturity at 2021	386	439,365
10.50%, with various maturities to 2025	2,510	2,817,867
10.646%, with maturity at 2025	201	227,094
11.00%, with various maturities to 2025	4,047	4,598,389
11.243%, with maturity at 2019	251	285,986
11.50%, with various maturities to 2020	2,816	3,206,186
11.591%, with maturity at 2018	549	629,733
11.75%, with various maturities to 2017	374	428,270
12.00%, with various maturities to 2019	6,339	7,334,235
12.061%, with maturity at 2025	154	178,273
12.25%, with various maturities to 2015	297	343,137
12.406%, with maturity at 2021	235	271,728
12.50%, with various maturities to 2021	1,847	2,129,524
12.697%, with maturity at 2015	488	574,722
12.75%, with various maturities to 2015	428	492,496
13.00%, with various maturities to 2019	1,102	1,264,957
13.25%, with various maturities to 2015	325	375,912
13.50%, with various maturities to 2015	914	1,082,928
13.75%, with maturity at 2011	10	11,667
14.00%, with maturity at 2014	28	33,161
14.50%, with maturity at 2014	32	39,005
14.75%, with maturity at 2012	673	797,727
15.00%, with various maturities to 2013	756	909,210
15.50%, with maturity at 2012	104	125,469

See notes to financial statements

Government Obligations Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
15.75%, with maturity at 2011	$4	$4,303
16.00%, with maturity at 2012	327	397,964
		$563,062,919
Government National Mortgage Assn.:
6.50%, with various maturities to 2026(2)	$121,726	$126,228,344
7.00%, with various maturities to 2025(2)	57,944	60,975,321
7.25%, with maturity at 2022	174	184,367
7.50%, with various maturities to 2024	16,589	17,574,952
8.00%, with various maturities to 2027	36,932	39,686,124
8.25%, with various maturities to 2019	376	406,368
8.30%, with maturity at 2020	179	194,548
8.50%, with various maturities to 2018	6,422	6,970,394
9.00%, with various maturities to 2027(2)	21,492	23,812,492
9.50%, with various maturities to 2026	16,672	18,540,695
10.00%, with various maturities to 2025	5,712	6,377,504
10.50%, with various maturities to 2020	5,792	6,611,156
11.00%, with various maturities to 2020	1,979	2,282,576
11.50%, with maturity at 2013	27	31,054
12.00%, with various maturities to 2015	1,915	2,218,625
12.50%, with various maturities to 2019	753	873,709
13.00%, with various maturities to 2014	207	242,141
13.50%, with maturity at 2011	8	8,984
14.50%, with maturity at 2014	7	8,091
15.00%, with various maturities to 2013	189	230,841
16.00%, with various maturities to 2012	47	56,005
		$313,514,291
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1577, Class PH, 6.30%, due 2023	$1,166	$1,175,849
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	2,771	2,822,209
Federal Home Loan Mortgage Corp., Series 1671, Class HA, 3.73%, due 2024(3)	2,500	2,507,348
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	4,749	4,979,371
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,541	2,599,267
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	7,368	7,536,142
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	28,019	30,064,681
Federal Home Loan Mortgage Corp., Series 24, Class ZE, 6.25%, due 2023	1,095	1,129,391
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	798	839,008
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,786	1,878,375
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,493	1,575,187
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,166	1,216,868
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	3,549	3,749,995
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	6,181	6,573,801

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	$3,079	$3,262,861
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	2,278	2,388,658
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	1,064	1,169,353
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,309	1,399,580
Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, due 2023	4,667	4,910,114
		$81,778,058
Total Mortgage Pass-Throughs (identified cost $1,223,299,347)		$1,218,267,283
U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$7,603,362
Total U.S. Treasury Obligations (identified cost, $6,261,678)		$7,603,362
Short-Term Investments — 0.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.03%, 11/1/05	$105	$105,000
Total Short-Term Investments (at amortized cost, $105,000)		$105,000
Total Investments — 141.5% (identified cost $1,229,666,025)		$1,225,975,645
Other Assets, Less Liabilities — (41.5)%		$(359,702,790)
Net Assets — 100.0%		$866,272,855

(1)  Adjustable rate mortgage.

(2)  All or a portion of these securities were on loan at October 31, 2005.

(3)  Floating-rate security

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Government Obligations Portfolio as of October 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2005

Assets
Investments, at value including $220,413,258 of securities on loan (identified cost, $1,229,666,025)	$1,225,975,645
Cash	388
Receivable for investments sold	1,197,301
Interest receivable	7,007,278
Total assets	$1,234,180,612
Liabilities
Collateral for securities loaned	$225,779,024
Payable to affiliate for investment advisory fees	525,464
Payable for investments purchased	141,345,225
Payable for daily variation margin on open financial futures contracts	7,815
Payable to affiliate for Trustees' fees	2,166
Accrued expenses	248,063
Total liabilities	$367,907,757
Net Assets applicable to investors' interest in Portfolio	$866,272,855
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$869,139,019
Net unrealized depreciation (computed on the basis of identified cost)	(2,866,164)
Total	$866,272,855

Statement of Operations

For the Year Ended
October 31, 2005

Investment Income
Interest	$34,329,177
Security lending income, net	2,817,332
Total investment income	$37,146,509
Expenses
Investment adviser fee	$6,732,172
Trustees' fees and expenses	23,697
Custodian fee	318,597
Legal and accounting services	59,399
Interest expense	23,408
Miscellaneous	12,915
Total expenses	$7,170,188
Deduct — Reduction of custodian fee	$346
Total expense reductions	$346
Net expenses	$7,169,842
Net investment income	$29,976,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$73,422
Financial futures contracts	199,916
Net realized gain	$273,338
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(13,112,638)
Financial futures contracts	2,132,444
Net change in unrealized appreciation (depreciation)	$(10,980,194)
Net realized and unrealized loss	$(10,706,856)
Net increase in net assets from operations	$19,269,811

See notes to financial statements

Government Obligations Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2005	Period Ended October 31, 2004(1)	Year Ended December 31, 2003
From operations —
Net investment income	$29,976,667	$37,609,133	$40,618,952
Net realized gain (loss) from investment transactions and financial futures contracts	273,338	(6,370,748)	(7,567,531)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(10,980,194)	(5,127,037)	(34,142,719)
Net increase (decrease) in net assets from operations	$19,269,811	$26,111,348	$(1,091,298)
Capital transactions —
Contributions	$180,309,793	$116,763,308	$984,539,314
Withdrawals	(394,108,150)	(603,360,924)	(1,034,972,621)
Net decrease in net assets from capital transactions	$(213,798,357)	$(486,597,616)	$(50,433,307)
Net decrease in net assets	$(194,528,546)	$(460,486,268)	$(51,524,605)
Net Assets
At beginning of year	$1,060,801,401	$1,521,287,669	$1,572,812,274
At end of year	$866,272,855	$1,060,801,401	$1,521,287,669

(1)  For the ten months ended October 31, 2004.

See notes to financial statements

Government Obligations Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows

Increase (Decrease) in Cash	Year Ended October 31, 2005
Cash Flows From (Used For) Operating Activities — Purchase of investments	$(204,682,931)
Proceeds from sales of investments and principal repayments	364,665,735
Interest received, including net securities lending income	74,365,535
Interest paid	(27,215)
Operating expenses paid	(6,518,087)
Net sale of short-term investments	1,894,789
Financial futures contracts transactions	2,077,674
Payment of collateral for securities loaned, net	(17,997,190)
Net cash from operating activities	$213,778,310
Cash Flows From (Used For) Financing Activities — Proceeds from capital contributions	$180,309,793
Payments for capital withdrawals	(394,108,150)
Net cash used for financing activities	$(213,798,357)
Net decrease in cash	$(20,047)
Cash at beginning of year	$20,435
Cash at end of year	$388
Reconciliation of Net Increase in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$19,269,811
Decrease in receivable for investments sold	720,460
Increase in payable for investments purchased	141,345,225
Decrease in interest receivable	1,136,563
Decrease in payable for daily variation margin	(254,685)
Increase in payable to affiliate	468
Increase in accrued expenses	624,072
Decrease in collateral for securities loaned	(17,997,190)
Net decrease in investments	68,933,586
Net cash from operating activities	$213,778,310

See notes to financial statements

Government Obligations Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,		Period Ended October 31,		Year Ended December 31,
	2005		2004(1)		2003	2002		2001(2)	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.77%		0.75	%(4)	0.70%	0.75%		0.81%	0.84%
Expenses after custodian fee reduction	0.77%		0.75	%(4)	0.70%	0.75%		0.81%	0.84%
Interest expense	0.00	%(3)	0.00	%(3)(4)	0.01%	0.00	%(3)	0.02%	0.02%
Net investment income	3.21%		3.63	%(4)	2.26%	4.41%		5.91%	7.77%
Portfolio Turnover	30%		5%		67%	41%		21%	22%
Total Return(5)	2.46%		2.23%		0.01%	8.24%		9.52%	—
Net assets, end of period (000's omitted)	$866,273		$1,060,801		$1,521,288	$1,572,812		$675,520	$339,990

(1)  For the ten-month period ended October 31, 2004.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assest from 7.51% to 5.91%.

(3)  Represents less than 0.01%.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

Government Obligations Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, insured, guaranteed or otherwise backed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2005, the Eaton Vance Government Obligations Fund had a 88.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended October 31, 2005, $346 in credit balances were used to reduce the Portfolio's custodian fee.

E  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying

Government Obligations Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at October 31, 2005.

2  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $346,028,156 and $363,945,275, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio's Board of Trustees and its shareholders and are intended to continue indefinitely. For the year ended October 31, 2005, the fee was equivalent to 0.72% of the Portfolio's average net assets for such period and amounted to $6,732,172. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual

Government Obligations Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended October 31, 2005 was $752,877 and the average interest rate was 3.11%.

5  Securities Lending Agreement

The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $6,034,162 for the year ended October 31, 2005. At October 31, 2005, the value of the securities loaned and the value of the collateral amounted to $220,413,258 and $225,779,024, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  Federal Income Tax Basis of
Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,232,418,669
Gross unrealized appreciation	$9,606,165
Gross unrealized depreciation	(16,049,189)
Net unrealized depreciation	$(6,443,024)

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2005 is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	500 U.S Treasury Five Year Note	Short	$(53,769,531)	$(52,945,315)	$824,216

At October 31, 2005, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

8  Fiscal Year End Change

Effective October 15, 2004 the Portfolio changed its fiscal year-end to October 31.

Government Obligations Portfolio as of October 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Government Obligations Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, changes in net assets and of cash flows and the supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at October 31, 2005, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 23, 2005

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Government Obligations Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i)  by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Government Obligations Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the use of valuation by matrix pricing and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee noted the benefits of the investment adviser's extensive in-house research capabilities and the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees paid by the Portfolio and the Fund's expense ratio, the Special Committee concluded that, taking into account the impact of the Portfolio's use of leverage, the fees paid by the Portfolio and the Fund's expense ratio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Government Obligations Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to its position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 1992	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Fund and the Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration.	161	Director of Tiffany & Co. (specialty retailer) and Telect, Inc. (telecommunication services company)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice president of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Vice President of the Trust since 2002; of the Portfolio since 1993	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Mark Venezia 5/23/49	President of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 5 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005(3); of the Portfolio since 2002(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Venezia served as Vice President of the Portfolio since 1993 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1998.

(3)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2004 and October 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2004	10/31/2005

Audit Fees	$57,500	$61,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,350	$8,850

All Other Fees(3)	$0	$0

Total	$65,850	$69,850

 (1)                                Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2004 and October 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2004	10/31/2005

Registrant	$8,350	$8,850

Eaton Vance(1)	$84,490	$33,235

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer as of October 31, 2005

Date:	December 16, 2005

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 16, 2005

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 16, 2005